1 Operations (Details 2) - Fair Value [member] R$ in Thousands	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about business combination [line items]
Fair value on net assets acquired	R$ 1,106
Percentage of interest transferred	49.00%
Fair value on net assets acquired by Copel	R$ 542
Bargain purchase (negative goodwill)	R$ 248